UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund I General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  _______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

       /s/PETER W. MAY            New York, New York              11/14/06
       ------------------------   ------------------------------  -------
       [Signature]                [City, State]                   [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:              5
                                               -------------

Form 13F Information Table Value Total:         $  25,186
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number       Name


     01        28-11639                   Nelson Peltz

     02        28-11640                   Peter W. May

     03        28-11641                   Edward P. Garden




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                                               FORM 13F INFORMATION TABLE

    COLUMN 1        COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
                                            VALUE    SHARES/ or SH/PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
 NAME OF ISSUER   TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT    PRN CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
 --------------   --------------  -----    --------  -------    --------  ----------   --------  ----  ------  ----

Wendy's Intl Inc.      COM       950590109  4,419    140,813    SH          Defined     1,2,3          140,813

H.J. Heinz Co.         COM       423074103 11,181    266,658    SH          Defined     1,2,3          266,658

Tribune Co. New        COM       896047107  3,188     97,447    SH          Defined     1,2,3           97,447

Tim Hortons Inc.       COM       88706M103  5,015    190,699    SH          Defined     1,2,3          190,699

Lions Gate Entmnt
   Corp.             COM NEW     535919203  1,383    138,150    SH          Defined     1,2,3          138,150



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